Vanguard® Total Treasury ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	4.000%	1/15/2027	188	189
United States Treasury Note/Bond	1.500%	1/31/2027	404	395
United States Treasury Note/Bond	4.125%	1/31/2027	284	286
United States Treasury Note/Bond	2.250%	2/15/2027	143	141
United States Treasury Note/Bond	4.125%	2/15/2027	180	181
United States Treasury Note/Bond	1.125%	2/28/2027	102	99
United States Treasury Note/Bond	1.875%	2/28/2027	169	166
United States Treasury Note/Bond	4.125%	2/28/2027	339	341
United States Treasury Note/Bond	4.250%	3/15/2027	270	272
United States Treasury Note/Bond	0.625%	3/31/2027	71	69
United States Treasury Note/Bond	2.500%	3/31/2027	260	257
United States Treasury Note/Bond	3.875%	3/31/2027	344	345
United States Treasury Note/Bond	4.500%	4/15/2027	271	274
United States Treasury Note/Bond	0.500%	4/30/2027	171	164
United States Treasury Note/Bond	2.750%	4/30/2027	243	241
United States Treasury Note/Bond	3.750%	4/30/2027	341	342
United States Treasury Note/Bond	2.375%	5/15/2027	186	183
United States Treasury Note/Bond	4.500%	5/15/2027	271	275
United States Treasury Note/Bond	0.500%	5/31/2027	173	166
United States Treasury Note/Bond	2.625%	5/31/2027	169	167
United States Treasury Note/Bond	3.875%	5/31/2027	340	342
United States Treasury Note/Bond	4.625%	6/15/2027	271	275
United States Treasury Note/Bond	0.500%	6/30/2027	175	167
United States Treasury Note/Bond	3.250%	6/30/2027	231	230
United States Treasury Note/Bond	3.750%	6/30/2027	330	331
United States Treasury Note/Bond	4.375%	7/15/2027	274	278
United States Treasury Note/Bond	0.375%	7/31/2027	206	196
United States Treasury Note/Bond	2.750%	7/31/2027	216	214
United States Treasury Note/Bond	3.875%	7/31/2027	313	315
United States Treasury Note/Bond	2.250%	8/15/2027	145	142
United States Treasury Note/Bond	3.750%	8/15/2027	249	250
United States Treasury Note/Bond	0.500%	8/31/2027	173	165
United States Treasury Note/Bond	3.125%	8/31/2027	153	152
United States Treasury Note/Bond	3.625%	8/31/2027	285	286
United States Treasury Note/Bond	3.375%	9/15/2027	277	277
United States Treasury Note/Bond	0.375%	9/30/2027	235	223
United States Treasury Note/Bond	3.500%	9/30/2027	193	193
United States Treasury Note/Bond	4.125%	9/30/2027	210	212
United States Treasury Note/Bond	3.875%	10/15/2027	281	283
United States Treasury Note/Bond	0.500%	10/31/2027	218	207
United States Treasury Note/Bond	3.500%	10/31/2027	205	205
United States Treasury Note/Bond	4.125%	10/31/2027	207	209
United States Treasury Note/Bond	2.250%	11/15/2027	150	147
United States Treasury Note/Bond	4.125%	11/15/2027	282	285
United States Treasury Note/Bond	0.625%	11/30/2027	247	234
United States Treasury Note/Bond	3.375%	11/30/2027	282	281
United States Treasury Note/Bond	3.875%	11/30/2027	181	182
United States Treasury Note/Bond	4.000%	12/15/2027	283	286
United States Treasury Note/Bond	0.625%	12/31/2027	282	267
United States Treasury Note/Bond	3.375%	12/31/2027	185	185
United States Treasury Note/Bond	3.875%	12/31/2027	210	212
United States Treasury Note/Bond	4.250%	1/15/2028	277	281
United States Treasury Note/Bond	0.750%	1/31/2028	317	300
United States Treasury Note/Bond	3.500%	1/31/2028	218	218
United States Treasury Note/Bond	2.750%	2/15/2028	191	188
United States Treasury Note/Bond	4.250%	2/15/2028	286	290
United States Treasury Note/Bond	1.125%	2/29/2028	281	267
United States Treasury Note/Bond	4.000%	2/29/2028	149	151
United States Treasury Note/Bond	3.875%	3/15/2028	277	279
United States Treasury Note/Bond	1.250%	3/31/2028	272	259
United States Treasury Note/Bond	3.625%	3/31/2028	205	206
United States Treasury Note/Bond	3.750%	4/15/2028	275	276

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.250%	4/30/2028	285	271
United States Treasury Note/Bond	3.500%	4/30/2028	209	209
United States Treasury Note/Bond	2.875%	5/15/2028	282	278
United States Treasury Note/Bond	3.750%	5/15/2028	271	273
United States Treasury Note/Bond	1.250%	5/31/2028	287	272
United States Treasury Note/Bond	3.625%	5/31/2028	182	182
United States Treasury Note/Bond	3.875%	6/15/2028	274	276
United States Treasury Note/Bond	1.250%	6/30/2028	281	266
United States Treasury Note/Bond	4.000%	6/30/2028	198	200
United States Treasury Note/Bond	3.875%	7/15/2028	275	277
United States Treasury Note/Bond	1.000%	7/31/2028	285	267
United States Treasury Note/Bond	4.125%	7/31/2028	198	201
United States Treasury Note/Bond	2.875%	8/15/2028	282	277
United States Treasury Note/Bond	3.625%	8/15/2028	306	307
United States Treasury Note/Bond	1.125%	8/31/2028	279	262
United States Treasury Note/Bond	4.375%	8/31/2028	215	220
United States Treasury Note/Bond	3.375%	9/15/2028	184	183
United States Treasury Note/Bond	1.250%	9/30/2028	287	270
United States Treasury Note/Bond	4.625%	9/30/2028	224	230
United States Treasury Note/Bond	3.500%	10/15/2028	147	147
United States Treasury Note/Bond	1.375%	10/31/2028	278	262
United States Treasury Note/Bond	4.875%	10/31/2028	254	263
United States Treasury Note/Bond	3.125%	11/15/2028	222	220
United States Treasury Note/Bond	3.500%	11/15/2028	261	261
United States Treasury Note/Bond	1.500%	11/30/2028	283	267
United States Treasury Note/Bond	4.375%	11/30/2028	195	199
United States Treasury Note/Bond	3.500%	12/15/2028	127	127
United States Treasury Note/Bond	1.375%	12/31/2028	289	271
United States Treasury Note/Bond	3.750%	12/31/2028	285	287
United States Treasury Note/Bond	1.750%	1/31/2029	254	241
United States Treasury Note/Bond	4.000%	1/31/2029	291	295
United States Treasury Note/Bond	2.625%	2/15/2029	194	189
United States Treasury Note/Bond	1.875%	2/28/2029	253	240
United States Treasury Note/Bond	4.250%	2/28/2029	252	257
United States Treasury Note/Bond	2.375%	3/31/2029	231	223
United States Treasury Note/Bond	4.125%	3/31/2029	312	317
United States Treasury Note/Bond	2.875%	4/30/2029	218	213
United States Treasury Note/Bond	4.625%	4/30/2029	342	353
United States Treasury Note/Bond	2.375%	5/15/2029	244	235
United States Treasury Note/Bond	2.750%	5/31/2029	207	201
United States Treasury Note/Bond	4.500%	5/31/2029	279	287
United States Treasury Note/Bond	3.250%	6/30/2029	205	203
United States Treasury Note/Bond	4.250%	6/30/2029	343	350
United States Treasury Note/Bond	2.625%	7/31/2029	180	174
United States Treasury Note/Bond	4.000%	7/31/2029	340	344
United States Treasury Note/Bond	1.625%	8/15/2029	150	140
United States Treasury Note/Bond	3.125%	8/31/2029	180	177
United States Treasury Note/Bond	3.625%	8/31/2029	245	245
United States Treasury Note/Bond	3.500%	9/30/2029	336	335
United States Treasury Note/Bond	3.875%	9/30/2029	171	173
United States Treasury Note/Bond	4.000%	10/31/2029	174	176
United States Treasury Note/Bond	4.125%	10/31/2029	337	343
United States Treasury Note/Bond	1.750%	11/15/2029	112	105
United States Treasury Note/Bond	3.875%	11/30/2029	174	175
United States Treasury Note/Bond	4.125%	11/30/2029	280	285
United States Treasury Note/Bond	3.875%	12/31/2029	174	176
United States Treasury Note/Bond	4.375%	12/31/2029	337	346
United States Treasury Note/Bond	3.500%	1/31/2030	172	171
United States Treasury Note/Bond	4.250%	1/31/2030	279	285
United States Treasury Note/Bond	1.500%	2/15/2030	181	166
United States Treasury Note/Bond	4.000%	2/28/2030	497	503
United States Treasury Note/Bond	3.625%	3/31/2030	170	170
United States Treasury Note/Bond	4.000%	3/31/2030	333	337
United States Treasury Note/Bond	3.500%	4/30/2030	171	170
United States Treasury Note/Bond	3.875%	4/30/2030	341	344
United States Treasury Note/Bond	0.625%	5/15/2030	275	241
United States Treasury Note/Bond	3.750%	5/31/2030	179	180
United States Treasury Note/Bond	4.000%	5/31/2030	257	260
United States Treasury Note/Bond	3.750%	6/30/2030	178	179
United States Treasury Note/Bond	3.875%	6/30/2030	350	353

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.875%	7/31/2030	351	354
United States Treasury Note/Bond	4.000%	7/31/2030	184	186
United States Treasury Note/Bond	0.625%	8/15/2030	385	335
United States Treasury Note/Bond	3.625%	8/31/2030	287	286
United States Treasury Note/Bond	4.125%	8/31/2030	189	192
United States Treasury Note/Bond	3.625%	9/30/2030	197	196
United States Treasury Note/Bond	4.625%	9/30/2030	171	178
United States Treasury Note/Bond	3.625%	10/31/2030	214	213
United States Treasury Note/Bond	4.875%	10/31/2030	191	201
United States Treasury Note/Bond	0.875%	11/15/2030	416	364
United States Treasury Note/Bond	3.500%	11/30/2030	263	260
United States Treasury Note/Bond	4.375%	11/30/2030	199	205
United States Treasury Note/Bond	3.625%	12/31/2030	227	226
United States Treasury Note/Bond	3.750%	12/31/2030	217	217
United States Treasury Note/Bond	4.000%	1/31/2031	217	220
United States Treasury Note/Bond	1.125%	2/15/2031	409	360
United States Treasury Note/Bond	4.250%	2/28/2031	217	222
United States Treasury Note/Bond	4.125%	3/31/2031	214	218
United States Treasury Note/Bond	4.625%	4/30/2031	222	231
United States Treasury Note/Bond	1.625%	5/15/2031	405	363
United States Treasury Note/Bond	4.625%	5/31/2031	278	290
United States Treasury Note/Bond	4.250%	6/30/2031	229	234
United States Treasury Note/Bond	4.125%	7/31/2031	229	233
United States Treasury Note/Bond	1.250%	8/15/2031	513	447
United States Treasury Note/Bond	3.750%	8/31/2031	229	228
United States Treasury Note/Bond	3.625%	9/30/2031	229	227
United States Treasury Note/Bond	4.125%	10/31/2031	229	233
United States Treasury Note/Bond	1.375%	11/15/2031	512	446
United States Treasury Note/Bond	4.125%	11/30/2031	229	233
United States Treasury Note/Bond	4.500%	12/31/2031	229	237
United States Treasury Note/Bond	4.375%	1/31/2032	229	236
United States Treasury Note/Bond	1.875%	2/15/2032	448	400
United States Treasury Note/Bond	4.125%	2/29/2032	229	232
United States Treasury Note/Bond	4.125%	3/31/2032	239	242
United States Treasury Note/Bond	4.000%	4/30/2032	210	212
United States Treasury Note/Bond	2.875%	5/15/2032	447	422
United States Treasury Note/Bond	4.125%	5/31/2032	199	202
United States Treasury Note/Bond	4.000%	6/30/2032	195	196
United States Treasury Note/Bond	4.000%	7/31/2032	200	201
United States Treasury Note/Bond	2.750%	8/15/2032	403	376
United States Treasury Note/Bond	3.875%	8/31/2032	111	111
United States Treasury Note/Bond	3.875%	9/30/2032	120	120
United States Treasury Note/Bond	3.750%	10/31/2032	145	144
United States Treasury Note/Bond	4.125%	11/15/2032	444	449
United States Treasury Note/Bond	3.750%	11/30/2032	180	178
United States Treasury Note/Bond	3.875%	12/31/2032	154	153
United States Treasury Note/Bond	3.500%	2/15/2033	440	428
United States Treasury Note/Bond	3.375%	5/15/2033	443	426
United States Treasury Note/Bond	3.875%	8/15/2033	495	491
United States Treasury Note/Bond	4.500%	11/15/2033	511	528
United States Treasury Note/Bond	4.000%	2/15/2034	546	545
United States Treasury Note/Bond	4.375%	5/15/2034	553	566
United States Treasury Note/Bond	3.875%	8/15/2034	544	536
United States Treasury Note/Bond	4.250%	11/15/2034	571	578
United States Treasury Note/Bond	4.625%	2/15/2035	538	559
United States Treasury Note/Bond	4.250%	5/15/2035	561	566
United States Treasury Note/Bond	4.250%	8/15/2035	595	600
United States Treasury Note/Bond	4.000%	11/15/2035	345	340
United States Treasury Note/Bond	4.250%	5/15/2039	82	80
United States Treasury Note/Bond	4.500%	8/15/2039	64	64
United States Treasury Note/Bond	4.375%	11/15/2039	64	63
United States Treasury Note/Bond	4.625%	2/15/2040	61	62
United States Treasury Note/Bond	1.125%	5/15/2040	153	97
United States Treasury Note/Bond	4.375%	5/15/2040	55	54
United States Treasury Note/Bond	1.125%	8/15/2040	180	113
United States Treasury Note/Bond	3.875%	8/15/2040	42	39
United States Treasury Note/Bond	1.375%	11/15/2040	243	158
United States Treasury Note/Bond	4.250%	11/15/2040	66	64
United States Treasury Note/Bond	1.875%	2/15/2041	282	197
United States Treasury Note/Bond	4.750%	2/15/2041	57	58

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.250%	5/15/2041	226	167
United States Treasury Note/Bond	4.375%	5/15/2041	57	56
United States Treasury Note/Bond	1.750%	8/15/2041	306	207
United States Treasury Note/Bond	3.750%	8/15/2041	56	51
United States Treasury Note/Bond	2.000%	11/15/2041	274	192
United States Treasury Note/Bond	3.125%	11/15/2041	85	70
United States Treasury Note/Bond	2.375%	2/15/2042	213	157
United States Treasury Note/Bond	3.125%	2/15/2042	84	69
United States Treasury Note/Bond	3.000%	5/15/2042	42	34
United States Treasury Note/Bond	3.250%	5/15/2042	216	181
United States Treasury Note/Bond	2.750%	8/15/2042	58	45
United States Treasury Note/Bond	3.375%	8/15/2042	189	160
United States Treasury Note/Bond	2.750%	11/15/2042	42	32
United States Treasury Note/Bond	4.000%	11/15/2042	196	180
United States Treasury Note/Bond	3.125%	2/15/2043	86	70
United States Treasury Note/Bond	3.875%	2/15/2043	174	157
United States Treasury Note/Bond	2.875%	5/15/2043	136	106
United States Treasury Note/Bond	3.875%	5/15/2043	174	156
United States Treasury Note/Bond	3.625%	8/15/2043	91	79
United States Treasury Note/Bond	4.375%	8/15/2043	196	188
United States Treasury Note/Bond	3.750%	11/15/2043	118	104
United States Treasury Note/Bond	4.750%	11/15/2043	196	196
United States Treasury Note/Bond	3.625%	2/15/2044	127	109
United States Treasury Note/Bond	4.500%	2/15/2044	196	190
United States Treasury Note/Bond	3.375%	5/15/2044	96	79
United States Treasury Note/Bond	4.625%	5/15/2044	198	195
United States Treasury Note/Bond	3.125%	8/15/2044	116	92
United States Treasury Note/Bond	4.125%	8/15/2044	212	195
United States Treasury Note/Bond	3.000%	11/15/2044	116	90
United States Treasury Note/Bond	4.625%	11/15/2044	196	192
United States Treasury Note/Bond	2.500%	2/15/2045	145	103
United States Treasury Note/Bond	4.750%	2/15/2045	198	197
United States Treasury Note/Bond	3.000%	5/15/2045	42	32
United States Treasury Note/Bond	5.000%	5/15/2045	193	199
United States Treasury Note/Bond	2.875%	8/15/2045	74	56
United States Treasury Note/Bond	4.875%	8/15/2045	190	192
United States Treasury Note/Bond	3.000%	11/15/2045	39	30
United States Treasury Note/Bond	4.625%	11/15/2045	51	50
United States Treasury Note/Bond	2.500%	2/15/2046	98	68
United States Treasury Note/Bond	2.500%	5/15/2046	96	67
United States Treasury Note/Bond	2.250%	8/15/2046	89	59
United States Treasury Note/Bond	2.875%	11/15/2046	40	30
United States Treasury Note/Bond	3.000%	2/15/2047	149	112
United States Treasury Note/Bond	3.000%	5/15/2047	88	66
United States Treasury Note/Bond	2.750%	8/15/2047	130	93
United States Treasury Note/Bond	2.750%	11/15/2047	124	89
United States Treasury Note/Bond	3.000%	2/15/2048	203	151
United States Treasury Note/Bond	3.125%	5/15/2048	214	163
United States Treasury Note/Bond	3.000%	8/15/2048	214	159
United States Treasury Note/Bond	3.375%	11/15/2048	219	174
United States Treasury Note/Bond	3.000%	2/15/2049	249	184
United States Treasury Note/Bond	2.875%	5/15/2049	234	168
United States Treasury Note/Bond	2.250%	8/15/2049	203	128
United States Treasury Note/Bond	2.375%	11/15/2049	187	120
United States Treasury Note/Bond	2.000%	2/15/2050	232	136
United States Treasury Note/Bond	1.250%	5/15/2050	203	97
United States Treasury Note/Bond	1.375%	8/15/2050	269	133
United States Treasury Note/Bond	1.625%	11/15/2050	279	147
United States Treasury Note/Bond	1.875%	2/15/2051	306	171
United States Treasury Note/Bond	2.375%	5/15/2051	332	210
United States Treasury Note/Bond	2.000%	8/15/2051	308	177
United States Treasury Note/Bond	1.875%	11/15/2051	315	175
United States Treasury Note/Bond	2.250%	2/15/2052	294	179
United States Treasury Note/Bond	2.875%	5/15/2052	254	178
United States Treasury Note/Bond	3.000%	8/15/2052	250	179
United States Treasury Note/Bond	4.000%	11/15/2052	253	220
United States Treasury Note/Bond	3.625%	2/15/2053	250	203
United States Treasury Note/Bond	3.625%	5/15/2053	255	207
United States Treasury Note/Bond	4.125%	8/15/2053	288	256
United States Treasury Note/Bond	4.750%	11/15/2053	288	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.250%	2/15/2054	321	291
	United States Treasury Note/Bond	4.625%	5/15/2054	308	297
	United States Treasury Note/Bond	4.250%	8/15/2054	314	285
	United States Treasury Note/Bond	4.500%	11/15/2054	310	293
	United States Treasury Note/Bond	4.625%	2/15/2055	310	299
	United States Treasury Note/Bond	4.750%	5/15/2055	307	303
	United States Treasury Note/Bond	4.750%	8/15/2055	278	274
	United States Treasury Note/Bond	4.625%	11/15/2055	214	207
Total U.S. Government and Agency Obligations (Cost $62,367)					62,291
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund (Cost $340)	3.780%		3,395	340
Total Investments (99.7%) (Cost $62,707)					62,631
Other Assets and Liabilities—Net (0.3%)					176
Net Assets (100%)					62,807
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	62,291	—	62,291
Temporary Cash Investments	340	—	—	340
Total	340	62,291	—	62,631